Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

15	Intangible assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2020
Cost	1,340	544	335	185	156	136	2,696
Accumulated amortization	(403)	(170)	(175)	(141)	(104)	(81)	(1,074)

Net book amount	937	374	160	44	52	55	1,622

Year ended December 31, 2020
Opening net book amount	937	374	160	44	52	55	1,622
Additions	—	876	—	—	—	13	889
Business combinations	—	145	—	—	—	1	146
Amortization charge	(116)	(365)	(51)	(40)	(34)	(31)	(637)

Closing net book amount	821	1,030	109	4	18	38	2,020

At December 31, 2020
Cost	1,340	1,554	335	185	156	160	3,730
Accumulated amortization	(519)	(524)	(226)	(181)	(138)	(122)	(1,710)

Net book amount	821	1,030	109	4	18	38	2,020

Year ended December 31, 2021
Opening net book amount	821	1,030	109	4	18	38	2,020
Additions	—	1,036	—	—	—	28	1,064
Business combinations (Note 28)	217	112	—	19	5	171	524
Amortization charge	(132)	(517)	(52)	(7)	(5)	(66)	(779)

Closing net book amount	906	1,661	57	16	18	171	2,829

At December 31, 2021
Cost	1,557	2,672	335	204	161	357	5,286
Accumulated amortization	(651)	(1,011)	(278)	(188)	(143)	(186)	(2,457)

Net book amount	906	1,661	57	16	18	171	2,829

During the years ended December 31, 2019, 2020 and 2021, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Cost of revenues	239	434	577
Selling and marketing expenses	42	41	19
General and administrative expenses	153	162	183

	434	637	779